DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 55.6%
55,200	Franklin FTSE Australia ETF(a)	$ 1,728,649
100,730	Franklin FTSE Brazil ETF	2,371,184
62,100	Franklin FTSE Canada ETF(a)	2,256,714
120,789	Franklin FTSE Germany ETF(a)	2,669,473
64,394	Franklin FTSE Hong Kong ETF(a)	1,508,751
154,500	Franklin FTSE Japan ETF	4,186,950
69,765	Franklin FTSE Russia ETF(a)(b)	237
64,970	Franklin FTSE South Korea ETF	1,646,957
160,500	Franklin FTSE Switzerland ETF(a)	5,423,102
68,020	Franklin FTSE Taiwan ETF(a)	2,932,941
80,258	iShares China Large-Cap ETF	2,565,848
64,188	iShares MSCI Australia ETF	1,696,489
25,013	iShares MSCI Brazil ETF	945,742
23,656	iShares MSCI Canada ETF	951,208
29,820	iShares MSCI France ETF	1,053,541
68,801	iShares MSCI Hong Kong ETF	1,552,839
70,216	iShares MSCI India ETF	3,129,527
58,267	iShares MSCI Japan ETF	3,589,830
65,527	iShares MSCI Mexico ETF	3,602,019
56,783	iShares MSCI New Zealand ETF	3,123,349
30,539	iShares MSCI South Korea ETF	2,175,293
28,481	iShares MSCI Sweden ETF	1,106,487
76,065	iShares MSCI Switzerland ETF	3,734,791
41,681	iShares MSCI Taiwan ETF	2,561,297
36,421	SPDR S&P Emerging Markets SmallCap ETF	2,063,978
	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,743,851)	58,577,196

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 44.9%
MONEY MARKET FUNDS - 44.9%
47,368,133	First American Treasury Obligations Fund, Class X, 0.22% (Cost $47,368,133)(c)	$ 47,368,133

	TOTAL INVESTMENTS - 100.5% (Cost $100,111,984)	$ 105,945,329
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(521,484)
	NET ASSETS - 100.0%	$ 105,423,845

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Affiliated Company – Dynamic International Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Security is currently being valued according to fair value procedures approved by the Board of Trustees.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 91.7%
	EQUITY - 61.6%
13,700	Avantis U.S. Small Cap Value ETF	$ 1,094,082
71,526	Communication Services Select Sector SPDR Fund	4,919,558
29,159	Consumer Discretionary Select Sector SPDR Fund	5,394,415
10,711	Consumer Staples Select Sector SPDR Fund	812,858
126,711	Energy Select Sector SPDR Fund	9,685,789
244,113	Financial Select Sector SPDR Fund	9,354,410
58,621	Health Care Select Sector SPDR Fund	8,030,491
36,200	Industrial Select Sector SPDR Fund	3,727,876
26,363	iShares Russell 1000 Value ETF	4,375,731
21,839	Materials Select Sector SPDR Fund	1,925,108
33,631	Real Estate Select Sector SPDR Fund	1,625,050
60,400	Technology Select Sector SPDR Fund	9,599,372
30,528	Utilities Select Sector SPDR Fund	2,273,115
12,058	Vanguard Real Estate ETF	1,306,725
		64,124,580
	FIXED INCOME - 30.1%
37,202	iShares 0-5 Year TIPS Bond ETF	3,903,978
21,785	iShares 7-10 Year Treasury Bond ETF	2,341,234
23,877	SPDR Blackstone Senior Loan ETF	1,073,510
199,535	SPDR Bloomberg 1-3 Month T-Bill ETF	18,243,485
52,600	SPDR Portfolio Short Term Treasury ETF	1,559,590
138,181	SPDR Portfolio TIPS ETF	4,181,357
		31,303,154

	TOTAL EXCHANGE-TRADED FUNDS (Cost $81,833,678)	95,427,734

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 8.8%
MONEY MARKET FUNDS - 8.8%
9,151,126	First American Treasury Obligations Fund, Class X, 0.22% (Cost $9,151,126)(a)	$ 9,151,126

	TOTAL INVESTMENTS - 100.5% (Cost $90,984,804)	$ 104,578,860
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(504,622)
	NET ASSETS - 100.0%	$ 104,074,238

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2022.